Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - CAD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	[1]	$ 16,663	$ 15,686
Non-trade payables and accrued expenses	[2]	45,377	27,270
Accounts payable and accrued liabilities		$ 62,040	$ 42,956

[1]	Includes accrued interest payable of $4.9 million (December 31, 2022 – nil).
[2]	Non-trade payables and accrued expenses include $41.9 million (December 31, 2022 – $26.3 million) of accrued expenses related to construction at KSM.